Guarantor Financial Information	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Guarantor Financial Information
Guarantor Financial Information
On April 25, 2014, the Company issued $900.0 million in aggregate principal amount of the 2022 Notes and on March 26, 2015, the Company issued $400.0 million in aggregate principal amount of the 2023 Notes. The obligations under the Notes are fully and unconditionally guaranteed by the Guarantors, subject to release provisions described in Note 3. The Company’s subsidiaries that constitute its RMP segment and RMH segment are unrestricted subsidiaries under the indentures governing the Notes and consequently are not Guarantors. In accordance with positions established by the SEC, the following shows separate financial information with respect to the Company, the Guarantors and the non-guarantor subsidiaries. The principal elimination entries eliminate investment in subsidiaries and certain intercompany balances and transactions.

Balance Sheet as of December 31, 2015
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash	$78,474	$57,800	$15,627	$—	$151,901
Accounts receivable	147	140,493	14,174	—	154,814
Receivable from affiliate	27,670	—	4,501	(32,171)	—
Prepaid expenses, deposits and other	4,377	817	294	—	5,488
Derivative instruments	47,262	139,698	—	—	186,960
Deferred tax assets	—	—	—	—	—
Total current assets	157,930	338,808	34,596	(32,171)	499,163

Gas collateral account	—	3,995	82	—	4,077
Investments in subsidiaries	2,378,293	113,268	—	(2,491,561)	—
Property, plant and equipment, net	21,442	2,382,878	865,043	(26,232)	3,243,131
Deferred financing costs, net	25,329	—	4,915	—	30,244
Goodwill	—	—	39,142	—	39,142
Intangible assets, net	—	—	46,159	—	46,159
Other non-current assets	32,590	76,025	—	—	108,615
Total assets	$2,615,584	$2,914,974	$989,937	$(2,549,964)	$3,970,531

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$4,178	$48,191	$31,184	$—	$83,553
Royalties payables	—	40,572	—	—	40,572
Accrued capital expenditures	—	45,240	34,507	—	79,747
Leasehold payables	—	17,338	—	—	17,338
Other accrued liabilities	36,287	71,649	3,367	(32,171)	79,132
Total current liabilities	40,465	222,990	69,058	(32,171)	300,342

Long-term liabilities:
Long-term debt	1,297,222	—	160,000	—	1,457,222
Leasehold payable	—	6,289	—	—	6,289
Deferred tax liabilities	47,667	299,741	19,911	(95,331)	271,988
Other long-term liabilities	19,432	7,661	3,129	—	30,222
Total liabilities	1,404,786	536,681	252,098	(127,502)	2,066,063
Stockholders’ equity before noncontrolling interest	1,210,798	2,378,293	113,268	(2,422,462)	1,279,897
Noncontrolling interests in consolidated subsidiaries	—	—	624,571	—	624,571
Total liabilities and stockholders’ equity	$2,615,584	$2,914,974	$989,937	$(2,549,964)	$3,970,531

Balance Sheet as of December 31, 2014
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash	$181,835	$41,934	$32,361	$—	$256,130
Accounts receivable	1,773	196,974	1,153	—	199,900
Receivable from affiliates	634	55	2,198	(2,799)	88
Prepaid expenses deposits and other	1,296	1,702	341	—	3,339
Derivative instruments	47,291	85,743	—	—	133,034
Total current assets	232,829	326,408	36,053	(2,799)	592,491

Gas collateral account	—	3,995	—	—	3,995
Investments in subsidiaries	2,177,895	86,148	—	(2,264,043)	—
Property, plant and equipment, net	10,348	1,986,856	464,127	—	2,461,331
Deferred financing costs, net	20,081	—	5,022	—	25,103
Goodwill	—	294,908	39,142	—	334,050
Intangible assets, net	—	—	47,791	—	47,791
Derivative instruments	8,290	54,898	—	—	63,188
Total assets	$2,449,443	$2,753,213	$592,135	$(2,266,842)	$3,527,949

Liabilities and stockholders’ equity
Current liabilities:
Current portion of long-term debt	$—	$680	$—	$—	$680
Accounts payable	19,231	101,132	31,966	—	152,329
Royalties payables	—	37,172	—	—	37,172
Accrued capital expenditures	1,515	89,858	16,917	—	108,290
Leasehold payables	—	30,702	—	—	30,702
Deferred tax liabilities	54,688	39,197	—	(39,197)	54,688
Other accrued liabilities	26,027	27,502	2,086	(2,801)	52,814
Total current liabilities	101,461	326,243	50,969	(41,998)	436,675

Long-term liabilities:
Long-term debt	900,000	—	—	—	900,000
Leasehold payable	—	4,279	—	—	4,279
Deferred tax liabilities	12,497	237,155	10,660	(51,094)	209,218
Other long-term liabilities	3,068	7,641	1,900	—	12,609
Total liabilities	1,017,026	575,318	63,529	(93,092)	1,562,781
Stockholders’ equity before noncontrolling interest	1,432,417	2,177,895	86,148	(2,173,750)	1,522,710
Noncontrolling interest in consolidated subsidiaries	—	—	442,458	—	442,458
Total liabilities and stockholders’ equity	$2,449,443	$2,753,213	$592,135	$(2,266,842)	$3,527,949

Statement of Operations for the Year Ended December 31, 2015
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales	$—	$446,515	$—	$—	$446,515
Firm transportation sales, net	—	3,450	—	—	3,450
Gathering, compression and water services	—	—	141,823	(92,644)	49,179
Other revenue	—	2,997	—	—	2,997
Total operating revenues	—	452,962	141,823	(92,644)	502,141

Operating expenses:
Lease operating	—	44,356	—	—	44,356
Gathering, compression and transportation	—	150,015	—	(65,308)	84,707
Production taxes and impact fees	—	7,609	—	—	7,609
Exploration	—	3,137	—	—	3,137
Midstream operation and maintenance	—	—	16,988	—	16,988
Incentive unit expense	—	33,873	2,224	—	36,097
Impairment of gas properties	—	18,250	—	—	18,250
Impairment of goodwill	—	294,908	—	—	294,908
General and administrative	—	78,592	24,446	—	103,038
Depreciation, depletion and amortization	—	304,703	19,185	(1,104)	322,784
Acquisition expense	4	103	1,128	—	1,235
Amortization of intangible assets	—	—	1,632	—	1,632
Gain from sale of interest in gas properties	—	(953)	—	—	(953)
Other expense	—	6,028	492	—	6,520
Total operating expenses	4	940,621	66,095	(66,412)	940,308

Operating income (loss)	(4)	(487,659)	75,728	(26,232)	(438,167)
Interest expense	(82,664)	(166)	(4,616)	—	(87,446)
Other income	617	439	52	—	1,108
Gain on derivative instruments	68,247	205,501	—	—	273,748
Amortization of deferred financing costs	(4,072)	—	(1,052)	—	(5,124)
Equity in income (loss) of joint ventures and subsidiaries	(296,335)	10,145	—	286,190	—
Income (loss) before income taxes	(314,211)	(271,740)	70,112	259,958	(255,881)
Income tax expense	(12,118)	(25,699)	(9,295)	34,994	(12,118)
Net income (loss)	(326,329)	(297,439)	60,817	294,952	(267,999)
Less: net income attributable to noncontrolling interests	—	—	(23,337)	—	(23,337)
Net income (loss) attributable to Rice Energy	$(326,329)	$(297,439)	$37,480	$294,952	$(291,336)

Statement of Operations for the Year Ended December 31, 2014
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales	$—	$359,201	$—	$—	$359,201
Firm transportation sales, net	—	26,237	—	—	26,237
Gathering, compression and water services	—	—	7,300	(1,796)	5,504
Total operating revenues	—	385,438	7,300	(1,796)	390,942

Operating expenses:
Lease operating	—	24,971	—	—	24,971
Gathering, compression and transportation	—	37,180	—	(1,562)	35,618
Production taxes and impact fees	—	4,647	—	—	4,647
Exploration	—	4,018	—	—	4,018
Midstream operation and maintenance	—	—	4,607	—	4,607
Incentive unit expense	—	86,020	19,941	—	105,961
General and administrative	—	45,268	16,302	—	61,570
Depreciation, depletion and amortization	—	153,282	2,988	—	156,270
Acquisition expense	—	820	1,519	—	2,339
Amortization of intangible assets	—	—	1,156	—	1,156
Other expenses	—	—	207	—	207
Total operating expenses	—	356,206	46,720	(1,562)	401,364

Operating income (loss)	—	29,232	(39,420)	(234)	(10,422)
Interest expense	(27,177)	(10,130)	(12,884)	—	(50,191)
Gain on purchase of Marcellus joint venture	—	203,579	—	—	203,579
Other income (loss)	247	755	(109)	—	893
Gain on derivative instruments	55,580	130,897	—	—	186,477
Amortization of deferred financing costs	(2,006)	(489)	—	—	(2,495)
Loss on extinguishment of debt	—	(7,654)	—	—	(7,654)
Write-off of deferred financing costs	—	(6,896)	—	—	(6,896)
Equity in income (loss) of joint ventures and subsidiaries	193,119	(47,208)	—	(148,567)	(2,656)
Income (loss) before income taxes	219,763	292,086	(52,413)	(148,801)	310,635
Income tax expense	(91,600)	(98,731)	8,440	90,291	(91,600)

Net income (loss)	128,163	193,355	(43,973)	(58,510)	219,035
Less: net income attributable to noncontrolling interests	—	—	(581)	—	(581)
Net income (loss) attributable to Rice Energy	$128,163	$193,355	$(44,554)	$(58,510)	$218,454

Statement of Operations for the Year Ended December 31, 2013
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating revenues:
Natural gas sales	$—	$87,847	$—	$—	$87,847
Gathering, compression and water services	—	—	83	—	83
Other revenue	—	763	(6)	—	757
Total operating revenues	—	88,610	77	—	88,687

Operating expenses:
Lease operating	—	8,309	—	—	8,309
Gathering, compression and transportation	—	8,362	—	—	8,362
Production taxes and impact fees	—	1,629	—	—	1,629
Exploration	—	9,951	—	—	9,951
Midstream operation and maintenance	—	—	1,412	—	1,412
Restricted unit expense	—	32,906	—	—	32,906
General and administrative	—	16,636	317	—	16,953
Depreciation, depletion and amortization	—	32,421	394	—	32,815
(Gain) loss from sale of interest in gas properties	—	4,230	—	—	4,230
Total operating expenses	—	114,444	2,123	—	116,567

Operating (loss)	—	(25,834)	(2,046)	—	(27,880)
Interest expense	—	(17,915)	—	—	(17,915)
Other (loss)	—	(357)	(83)	—	(440)
Gain on derivative instruments	—	6,891	—	—	6,891
Amortization of deferred financing costs	—	(5,230)	—	—	(5,230)
Loss on extinguishment of debt	—	(10,622)	—	—	(10,622)
Equity in income of joint ventures and subsidiaries	—	17,848	—	1,572	19,420
Net income (loss)	$—	$(35,219)	$(2,129)	$1,572	$(35,776)

Condensed Statement of Cash Flows for the Year Ended December 31, 2015
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(59,213)	$413,989	$85,547	$(27,336)	$412,987

Capital expenditures for property and equipment	(9,775)	(859,359)	(404,476)	27,336	(1,246,274)
Investment in subsidiaries	(421,063)	11,614	—	409,449	—
Acquisition of Greene County assets	—	19,054	—	—	19,054
Proceeds from sale of interest in gas properties	—	10,201	—	—	10,201
Net cash used in investing activities	(430,838)	(818,490)	(404,476)	436,785	(1,217,019)

Proceeds from borrowings	411,932	—	502,000	—	913,932
Repayments of debt obligations	(15,922)	(697)	(342,000)	—	(358,619)
Distributions to the Partnership’s public unitholders	—	—	(17,017)	—	(17,017)
Debt issuance costs	(9,320)	—	(946)	—	(10,266)
Proceeds from issuance of common stock sold in our IPO, net of offering costs	—	—	(129)	—	(129)
Proceeds from issuance of common units sold by RMP, net of offering costs	—	—	171,902	—	171,902
Contributions from parent, net	—	421,064	(11,615)	(409,449)	—
Net cash provided by financing activities	386,690	420,367	302,195	(409,449)	699,803

Increase (decrease) in cash	(103,361)	15,866	(16,734)	—	(104,229)
Cash, beginning of year	181,835	41,934	32,361	—	256,130
Cash, end of year	$78,474	$57,800	$15,627	$—	$151,901

Condensed Statement of Cash Flows for the Year Ended December 31, 2014
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$16,139	$96,147	$(27,211)	$—	$85,075

Capital expenditures for property and equipment	(8,588)	(684,541)	(277,145)	—	(970,274)
Acquisition of Marcellus joint venture, net of cash acquired	—	(27,766)	(55,000)	—	(82,766)
Acquisition of Momentum assets	—	(400)	(111,447)	—	(111,847)
Acquisition of Greene County assets	—	(329,469)	—	—	(329,469)
Proceeds from sale of interest in gas properties	—	12,891	—	—	12,891
Net cash used in investing activities	(8,588)	(1,029,285)	(443,592)	—	(1,481,465)

Proceeds from borrowings	900,000	190,000	—	—	1,090,000
Repayments of debt obligations	—	(689,873)	—	—	(689,873)
Restricted cash for convertible debt	—	8,268	—	—	8,268
Debt issuance costs	(19,522)	—	(5,021)	—	(24,543)
Proceeds from conversion of warrants	1,975	—	—	—	1,975
Proceeds from issuance of common stock sold in our IPO, net of offering costs	597,088	—	—	—	597,088
Proceeds from issuance of common stock sold in August 2014 Equity Offering, net of offering costs	196,254	—	—	—	196,254
Proceeds from issuance of common units sold in RMP IPO, net of offering costs	—	—	441,739	—	441,739
Contributions from parent, net	(1,501,511)	1,435,269	66,242	—	—
Net cash provided by financing activities	174,284	943,664	502,960	—	1,620,908
Increase (decrease) in cash	181,835	10,526	32,157	—	224,518
Cash, beginning of year	—	31,408	204	—	31,612
Cash, end of year	$181,835	$41,934	$32,361	$—	$256,130

Condensed Statement of Cash Flows for the Year Ended December 31, 2013
(in thousands)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$—	$34,428	$(756)	$—	$33,672

Capital expenditures for property and equipment	—	(406,179)	(59,208)	—	(465,387)
Proceeds from sale of interest in gas properties	—	6,792	—	—	6,792
Net cash used in investing activities	—	(399,387)	(59,208)	—	(458,595)

Proceeds from borrowings	—	435,500	—	—	435,500
Repayments of debt obligations	—	(160,760)	—	—	(160,760)
Restricted cash for convertible debt	—	(8,268)	—	—	(8,268)
Debt issuance costs	—	(12,194)	—	—	(12,194)
Common stock issuance	—	135,815	60,162	—	195,977
Repurchase of common stock	—	(2,267)	—	—	(2,267)
Net cash provided by financing activities	—	387,826	60,162	—	447,988
Increase (decrease) in cash	—	22,867	198	—	23,065
Cash, beginning of year	—	8,541	6	—	8,547
Cash, end of year	$—	$31,408	$204	$—	$31,612